Consolidated Balance Sheets (Parenthetical) - USD ($)	Aug. 31, 2024	May 31, 2024
Statement of Financial Position [Abstract]
Music inventory, net of accumulated depreciation	$ 21,626	$ 21,533
Notes payable, net of debt discounts	$ 11,808	$ 31,709
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	200	200
Preferred stock, shares outstanding	200	200
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000,000	50,000,000,000
Common stock, shares issued	3,325,531,102	756,612,000
Common stock, shares outstanding	3,325,531,102	756,612,000